OPERATING SEGMENT INFORMATION - Interest income and expense by segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reportable Segment
Operating Segment
Interest Revenue	R$ 831,562	R$ 1,154,010	R$ 1,128,406
Interest Expense	(5,668,419)	(6,375,836)	(6,340,458)
Total	(4,836,857)	(5,221,826)	(5,212,052)
Reportable Segment | Administration / Management
Operating Segment
Interest Revenue	3,406,499	3,479,762	3,007,812
Interest Expense	(2,218,699)	(2,613,556)	(2,456,810)
Total	1,187,800	866,206	551,002
Reportable Segment | Generation
Operating Segment
Interest Revenue	17,797	28,623	25,755
Interest Expense	(1,746,362)	(1,744,244)	(1,418,341)
Total	(1,728,565)	(1,715,621)	(1,392,586)
Reportable Segment | Transmission
Operating Segment
Interest Revenue	22,642	36,498	34,199
Interest Expense	(1,195,069)	(1,101,056)	(1,062,270)
Total	(1,172,427)	(1,064,558)	(1,028,071)
Reportable Segment | Distribution
Operating Segment
Interest Expense	(3,200,931)	(3,579,897)	(3,268,435)
Total	(3,200,931)	(3,579,897)	(3,268,435)
Elimination
Operating Segment
Interest Revenue	(2,615,376)	(2,390,873)	(1,939,360)
Interest Expense	2,692,642	2,662,917	1,865,398
Total	R$ 77,266	R$ 272,044	R$ (73,962)